Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
18.	Property, Plant and Equipment

(1)	Property, plant and equipment as of December 31, 2016 and 2017 are as follows:

		2016
		Acquisition cost	Government grants	Accumulated depreciation	Accumulated impairment losses(*)	Book value
		In millions of won
Land	￦	12,969,741	(3,204)	—	—	12,966,537
Buildings		17,722,326	(61,188)	(5,936,849)	(853)	11,723,436
Structures		63,291,437	(197,641)	(19,959,839)	(1,183)	43,132,774
Machinery		67,769,168	(111,064)	(24,344,832)	(2,391)	43,310,881
Ships		4,175	—	(3,625)	—	550
Vehicles		247,751	(107)	(176,781)	—	70,863
Equipment		1,270,660	(732)	(894,265)	—	375,663
Tools		921,115	(430)	(742,083)	—	178,602
Construction-in- progress		27,334,368	(135,807)	—	(38,108)	27,160,453
Finance lease assets		2,390,779	—	(1,984,426)	—	406,353
Asset retirement costs		7,129,771	—	(3,064,359)	—	4,065,412
Others		10,361,294	—	(8,009,762)	—	2,351,532

	￦	211,412,585	(510,173)	(65,116,821)	(42,535)	145,743,056

(*)	The Company separately recognizes impairment loss on each asset, reflecting various factors such as physical impairment and others during the replacement.

		2017
		Acquisition cost	Government grants	Accumulated depreciation	Accumulated impairment losses(*)	Book value
		In millions of won
Land	￦	13,318,542	(21,968)	—	—	13,296,574
Buildings		18,777,678	(63,539)	(6,722,376)	(1,776)	11,989,987
Structures		66,184,484	(196,414)	(22,071,667)	(8,039)	43,908,364
Machinery		75,826,292	(183,188)	(28,904,982)	(45,512)	46,692,610
Ships		4,175	—	(3,772)	—	403
Vehicles		276,425	(6,322)	(195,260)	(127)	74,716
Equipment		1,440,870	(761)	(1,020,192)	(6)	419,911
Tools		1,010,537	(1,027)	(809,842)	(32)	199,636
Construction-in-progress		25,610,649	(49,084)	—	(38,108)	25,523,457
Finance lease assets		2,390,680	(27)	(2,093,001)	—	297,652
Asset retirement costs		9,395,821	—	(3,356,337)	—	6,039,484
Others		11,247,021	—	(8,807,401)	—	2,439,620

	￦	225,483,174	(522,330)	(73,984,830)	(93,600)	150,882,414

(*)	The Company separately recognizes impairment loss on each asset, reflecting various factors such as physical impairment and others during the replacement.

(2)	Changes in property, plant and equipment for the years ended December 31, 2016 and 2017 are as follows:

		2016
		Beginning balance	Acquisition	Disposal	Depreciation	Impairment	Others	Ending balance
		In millions of won
Land	￦	12,396,460	13,973	(52,569)	—	—	611,877	12,969,741
(Government grants)		(3,147)	—	14	—	—	(71)	(3,204)
Buildings		9,676,432	—	(9,020)	(676,866)	—	2,794,078	11,784,624
(Government grants)		(63,932)	—	731	5,299	—	(3,286)	(61,188)
Structures		40,258,162	455	(524,310)	(2,233,333)	—	5,829,441	43,330,415
(Government grants)		(193,119)	—	2,597	9,491	—	(16,610)	(197,641)
Machinery		36,864,749	193,017	(243,757)	(4,353,596)	—	10,961,532	43,421,945
(Government grants)		(108,935)	(33)	1,210	12,272	—	(15,578)	(111,064)
Ships		786	—	—	(281)	—	45	550
Vehicles		60,472	2,493	(34)	(27,615)	—	35,654	70,970
(Government grants)		(29)	(58)	—	25	—	(45)	(107)
Equipment		310,571	67,134	(323)	(128,084)	—	127,097	376,395
(Government grants)		(1,026)	—	—	452	—	(158)	(732)
Tools		160,630	27,856	(327)	(69,842)	—	60,715	179,032
(Government grants)		(691)	—	—	295	—	(34)	(430)
Construction-in-progress		35,267,026	11,752,352	(94,443)	—	—	(19,628,675)	27,296,260
(Government grants)		(139,898)	(28,434)	—	—	—	32,525	(135,807)
Finance lease assets		511,509	34	(31)	(96,254)	—	(8,905)	406,353
Asset retirement costs		4,106,087	—	—	(509,310)	—	468,635	4,065,412
Others		2,259,244	—	(9)	(813,248)	—	905,545	2,351,532

	￦	141,361,351	12,028,789	(920,271)	(8,880,595)	—	2,153,782	145,743,056

		2017
		Beginning balance	Acquisition	Disposal	Depreciation	Impairment(*)	Others	Ending balance
		In millions of won
Land	￦	12,969,741	32,773	(8,961)	—	—	324,989	13,318,542
(Government grants)		(3,204)	—	5	—	—	(18,769)	(21,968)
Buildings		11,784,624	40,592	(19,715)	(794,804)	(923)	1,043,752	12,053,526
(Government grants)		(61,188)	(900)	28	5,996	—	(7,475)	(63,539)
Structures		43,330,415	428	(519,366)	(2,421,168)	(6,856)	3,721,325	44,104,778
(Government grants)		(197,641)	—	1,905	10,011	—	(10,689)	(196,414)
Machinery		43,421,945	421,892	(242,428)	(4,821,595)	(43,121)	8,139,105	46,875,798
(Government grants)		(111,064)	(10,834)	489	17,390	—	(79,169)	(183,188)
Ships		550	—	—	(147)	—	—	403
Vehicles		70,970	3,447	(174)	(34,236)	(127)	41,158	81,038
(Government grants)		(107)	(107)	14	1,070	—	(7,192)	(6,322)
Equipment		376,395	53,529	(413)	(158,614)	(6)	149,781	420,672
(Government grants)		(732)	(43)	—	454	—	(440)	(761)
Tools		179,032	30,990	(166)	(74,909)	(32)	65,748	200,663
(Government grants)		(430)	—	—	354	—	(951)	(1,027)
Construction-in-progress		27,296,260	11,996,508	(6,487)	—	—	(13,713,740)	25,572,541
(Government grants)		(135,807)	(42,728)	—	—	—	129,451	(49,084)
Finance lease assets		406,353	—	(29,696)	(107,390)	—	28,412	297,679
(Government grants)		—	—	—	1	—	(28)	(27)
Asset retirement costs		4,065,412	—	—	(518,565)	—	2,492,637	6,039,484
Others		2,351,532	10,411	(28)	(762,711)	—	840,416	2,439,620

	￦	145,743,056	12,535,958	(824,993)	(9,658,863)	(51,065)	3,138,321	150,882,414

(*)	Korea Midland Power Co., Ltd. and Korea Western Power Co., Ltd., 100% owned subsidiaries, have determined that there are impairment indicators for the shutdowns of certain power generation units and fire, and performed an impairment test over the individual assets. As a result, the Company recognized the amount of the carrying amount in excess of its recoverable amount as impairment loss in the consolidated statements of comprehensive income.